Personnel expenses - Expected turnover by health percentage (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Personnel expenses
Percentage of employees absence due to sickness	3.30%	4.00%	3.10%
Percentage of employees uses fitness allowance	92.00%	84.00%	79.00%